Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 21. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

Our assets and liabilities measured at fair value on a recurring basis include investment securities primarily supporting obligations to annuitants and policyholders in our run-off insurance operations and supporting obligations to holders of GICs in Trinity

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

						Netting
(In millions)	Level 1	(a)	Level 2	(a)	Level 3	adjustment	(b)	Net balance
December 31, 2014
Assets
Investment securities
Debt
U.S. corporate	$-		$20,659		$3,056	$-		$23,715
State and municipal	-		4,560		115	-		4,675
Residential mortgage-backed	-		1,676		16	-		1,692
Commercial mortgage-backed	-		3,054		9	-		3,063
Asset-backed	-		172		123	-		295
Corporate – non-U.S.	-		680		337	-		1,017
Government – non-U.S.	-		1,708		2	-		1,710
U.S. government and federal agency	-		1,747		266	-		2,013
Equity
Available-for-sale	171		19		9	-		199
Trading	21		-		-	-		21
Derivatives(c)	-		9,957		40	(7,584)		2,413
Other	-		-		277	-		277
Total	$192		$44,232		$4,250	$(7,584)		$41,090

Liabilities
Derivatives	$-		$4,890		$13	$(4,363)		$540
Other(d)	-		1,178		-	-		1,178
Total	$-		$6,068		$13	$(4,363)		$1,718
December 31, 2013
Assets
Investment securities
Debt
U.S. corporate	$-		$18,788		$2,787	$-		$21,575
State and municipal	-		4,163		96	-		4,259
Residential mortgage-backed	-		1,810		86	-		1,896
Commercial mortgage-backed	-		3,025		10	-		3,035
Asset-backed	-		267		145	-		412
Corporate – non-U.S.	61		646		515	-		1,222
Government – non-U.S.	1,317		789		31	-		2,137
U.S. government and federal agency	-		545		225	-		770
Retained interests	-		-		1	-		1
Equity
Available-for-sale	417		30		11	-		458
Trading	28		-		-	-		28
Derivatives(c)	-		8,178		30	(6,717)		1,491
Other	-		-		201	-		201
Total	$1,823		$38,241		$4,138	$(6,717)		$37,485
Liabilities
Derivatives	$-		$5,319		$14	$(4,314)		$1,019
Other(d)	-		1,168		-	-		1,168
Total	$-		$6,487		$14	$(4,314)		$2,187

(a) Included $487 million of Government – non-U.S. and $13 million of Corporate – non-U.S. available-for-sale debt securities transferred from Level 1 to Level 2 primarily attributable to changes in market observable data during 2014. There were no securities transferred between Level 1 and Level 2 during 2013.

(b) The netting of derivative receivables and payables (including the effects of any collateral posted or received) is permitted when a legally enforceable master netting agreement exists.

(c) The fair value of derivatives includes an adjustment for non-performance risk. The cumulative adjustment was a gain (loss) of $16 million and $(1) million at December 31, 2014 and 2013, respectively. See Note 22 for additional information on the composition of our derivative portfolio.

(d) Primarily represented the liability associated with certain of our deferred incentive compensation plans.

Level 3 Instruments

The majority of our Level 3 balances consist of investment securities classified as available-for-sale with changes in fair value recorded in shareowners’ equity.

CHANGES IN LEVEL 3 INSTRUMENTS FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013
										Net
										change in
		Net	Net							unrealized
		realized/	realized/							gains
		unrealized	unrealized							(losses)
		gains	gains							relating to
		(losses)	(losses)				Transfers	Transfers		instruments
	Balance at	included	included				into	out of	Balance at	still held at
(In millions)	January 1	in earnings(a)	in AOCI	Purchases	Sales	Settlements	Level 3(b)	Level 3(b)	December 31	December 31(c)
2014
Investment securities
Debt
U.S. corporate	$2,787	$18	$131	$544	$(228)	$(212)	$175	$(159)	$3,056	$-
State and municipal	96	-	12	12	-	(5)	-	-	115	-
RMBS	86	-	2	-	(16)	(9)	-	(47)	16	-
CMBS	10	-	-	-	-	(3)	2	-	9	-
ABS	145	3	4	-	-	(19)	-	(10)	123	-
Corporate – non-U.S.	515	64	3	170	(248)	(149)	1	(19)	337	-
Government – non-U.S.	31	-	-	-	-	-	2	(31)	2	-
U.S. government and
federal agency	225	-	34	-	-	-	9	(2)	266	-
Retained interests	1	-	-	-	-	(1)	-	-	-	-
Equity
Available-for-sale	11	-	-	2	(2)	-	-	(2)	9	-
Derivatives(d)(e)	20	13	-	(1)	-	3	2	(1)	36	18
Other	201	85	-	32	(41)	-	-	-	277	73
Total	$4,128	$183	$186	$759	$(535)	$(395)	$191	$(271)	$4,246	$91
2013
Investment securities
Debt
U.S. corporate	$3,106	$13	$(75)	$377	$(402)	$(231)	$108	$(109)	$2,787	$-
State and municipal	77	-	(7)	22	-	(6)	10	-	96	-
RMBS	100	-	(5)	-	(2)	(7)	-	-	86	-
CMBS	6	-	-	-	-	(6)	10	-	10	-
ABS	145	5	6	-	(1)	(22)	12	-	145	-
Corporate – non-U.S.	721	(94)	(5)	23	(3)	(132)	21	(16)	515	-
Government – non-U.S.	42	1	(12)	-	-	-	-	-	31	-
U.S. government and
federal agency	277	-	(52)	-	-	-	-	-	225	-
Retained interests	-	-	-	1	-	-	-	-	1	-
Equity
Available-for-sale	13	-	-	-	-	-	-	(2)	11	-
Derivatives(d)(e)	239	(36)	1	1	-	(224)	37	2	20	9
Other	367	26	-	45	(237)	-	-	-	201	(12)
Total	$5,093	$(85)	$(149)	$469	$(645)	$(628)	$198	$(125)	$4,128	$(3)

  Earnings effects are primarily included in the “GECC revenues from services” and “Interest and other financial charges” captions in the Statement of Earnings.
  Transfers in and out of Level 3 are considered to occur at the beginning of the period. Transfers out of Level 3 were primarily a result of increased use of quotes from independent pricing vendors based on recent trading activity.
  Represents the amount of unrealized gains or losses for the period included in earnings.
  Represents derivative assets net of derivative liabilities and included cash accruals of $9 million and $4 million not reflected in the fair value hierarchy table during 2014 and 2013, respectively.
  Gains (losses) included in net realized/unrealized gains (losses) included in earnings were offset by the earnings effects from the underlying items that were economically hedged. See Note 22.

Non-Recurring Fair Value Measurements

The following table represents non-recurring fair value amounts (as measured at the time of the adjustment) for those assets remeasured to fair value on a non-recurring basis during the fiscal year and still held at December 31, 2014 and 2013.

	Remeasured during the years ended December 31
	2014		2013
(In millions)	Level 2	Level 3	Level 2	Level 3

Financing receivables and loans held for sale	$1	$584	$-	$663
Cost and equity method investments	-	346	-	391
Long-lived assets, including real estate	102	718	1,449	219
Total	$103	$1,648	$1,449	$1,273

The following table represents the fair value adjustments to assets measured at fair value on a non-recurring basis and still held at December 31, 2014 and 2013.

	Years ended December 31
(In millions)	2014	2013

Financing receivables and loans held for sale	$(159)	$(168)
Cost and equity method investments	(286)	(248)
Long-lived assets, including real estate	(435)	(800)
Total	$(880)	$(1,216)

LEVEL 3 MEASUREMENTS - SIGNIFICANT UNOBSERVABLE INPUTS

				Range
(Dollars in millions)	Fair value	Valuation technique	Unobservable inputs	(weighted average)

December 31, 2014
Recurring fair value measurements
Investment securities – Debt
U.S. corporate	$917	Income approach	Discount rate(a)	1.5%-14.8% (6.6%)
State and municipal	17	Income approach	Discount rate(a)	4.9%-4.9% (4.9%)
Asset-backed	102	Income approach	Discount rate(a)	4.3%-9.0% (5.6%)
Corporate – non-U.S.	278	Income approach	Discount rate(a)	3.3%-14.0% (6.5%)
Other financial assets	117	Income approach,	Capitalization rate	6.5%-7.8% (7.7%)
		Market comparables	EBITDA multiple	5.4X-9.1X (7.7X)

Non-recurring fair value measurements
Cost and equity method investments	309	Income approach,	Discount rate(a)	8.0%-10.0% (9.4%)
		Market comparables	EBITDA multiple	1.8X-5.2X (4.8X)

Long-lived assets, including real estate	664	Income approach	Discount rate(a)	2.0%-10.8% (6.7%)

December 31, 2013
Recurring fair value measurements
Investment securities – Debt
U.S. corporate	$759	Income approach	Discount rate(a)	1.5%-8.9% (5.9%)
Asset-backed	101	Income approach	Discount rate(a)	3.0%-9.0%(5.9%)
Corporate – non-U.S.	304	Income approach	Discount rate(a)	3.3%-46.0%(22.2%)
Other financial assets	93	Income approach,	EBITDA multiple	5.4X-8.9X(6.9X)
		Market comparables	Capitalization rate	6.3%-7.5%(7.2%)

(a) Discount rates are determined based on inputs that market participants would use when pricing investments, including credit and liquidity risk. An increase in the discount rate would result in a decrease in the fair value.

At December 31, 2014 and 2013, other Level 3 recurring fair value measurements of $2,596 million and $2,653 million, respectively, and non-recurring measurements of $657 million and $894 million, respectively, are valued using non-binding broker quotes or other third-party sources. At December 31, 2014 and 2013, other recurring fair value measurements of $210 million and $214 million, respectively, and non-recurring fair value measurements of $18 million and $379 million, respectively, were individually insignificant and utilize a number of different unobservable inputs not subject to meaningful aggregation.